Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
Property, plant and equipment, net consists of the following:

	Useful Life	June 30, 2012	December 31, 2011
	(in years)	(in millions)
Land		$461	$464
Buildings and improvements	4 - 40	1,987	1,040
Machinery, equipment and furniture	1 - 30	4,189	2,565
Assets leased to others	15 - 39	621	509
Construction in progress		607	410
		7,865	4,988
Less: Accumulated depreciation and amortization		(1,645)	(1,483)
Property, plant and equipment, net		$6,220	$3,505

Property, plant and equipment, net consists of the following:

		December 31,
	Useful Life	2011	2010
	(in years)	(in millions)
Land		$464	$456
Buildings and improvements	4 - 40	1,040	1,028
Machinery, equipment and furniture	1 - 30	2,565	2,371
Assets leased to others	15 - 39	509	482
Construction in progress		410	346
		4,988	4,683
Less: Accumulated depreciation and amortization		(1,483)	(1,228)
Property, plant and equipment, net		$3,505	$3,455